Stockholders' equity (Details 7) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014		Dec. 31, 2013		Dec. 31, 2012		Mar. 31, 2015
Number of warrants outstanding
Beginning Balance	6,000,000		950,000				13,472,870
Warrants issued for patents					500,000	[1]
Warrants issued as unit issue costs			5,250,000	[2]	105,000	[3]
Warrants issued for services					345,000	[4]
Warrants exercised on a cashless basis			$ (200,000)	[5]
Expiry of broker warrants	(5,000)	[3]
Exercise of broker warrants	(8,000)	[3]
Ending Balance	18,732,485		6,000,000		950,000		13,472,870
Value Of Warrants [Roll Forward]
Beginning Balance	6,202,100		153,106				6,138,426
Warrants issued for patents					89,432	[1]
Warrants issued as unit issue costs			6,288,594	[2]	14,295	[3]
Warrants issued for services					49,379	[4]
Warrants exercised on a cashless basis			(239,600)	[5]
Expiry of broker warrants	(556)	[3]
Exercise of broker warrants	(1,099)	[3]
Ending Balance	$ 6,200,445		$ 6,202,100		$ 153,106		$ 6,138,426

[1]	At December 31, 2011, the Company recognized the fair value of the 500,000 contingent Valent warrants (note 5). The contingent warrants were recognized in additional paid in capital at December 31, 2011 and have been reclassified to warrants when the warrants were issued on February 1, 2012. The warrants have an exercise price of CA$0.50 per warrant and expire February 1, 2017.
[2]	As part of the Company's unit offering the Company has issued 5,250,000 Placement Agent Warrants (note 9 (f)). The Placement Agent Warrants have been recognized as non-cash issue costs and the costs have been allocated to common stock and derivative liability. The portion allocated to additional paid in capital was $4,087,586 and the portion allocated to derivative liability was $2,201,008. The Placement Agent warrants have been valued using a simulated probability valuation model using the following assumptions: dividend rate - 0%, volatility - 104%, risk free rate - 1.0% and a term of five years.
[3]	The Company has issued broker warrants as finder's fees in relation to the issuance of certain Units. All of the warrants were issued on March 1, 2012 and have an exercise price of CA$0.50 per warrant. Of the total, 100,000 expire March 1, 2015 and 5,000 expired March 1, 2014. During the six months ended June 30, 2014, 8,000 broker warrants were exercised for proceeds of $3,660 (CA$4,000).
[4]	The Company has issued 345,000 warrants for investor relations services. The warrants were issued on February 1, 2012 and they vested in 12 equal installments over a 12-month period commencing on March 1, 2012. The warrants have an exercise price of CA$0.50 per warrant and expire February 1, 2015.
[5]	During the year ended December 31, 2013, 200,000 Placement Agent Warrants were exercised on a cashless basis for 123,810 shares of common stock.